GOF P3 06/17

SUPPLEMENT DATED JUNE 12, 2017

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin K2 Global Macro Opportunities Fund

Franklin K2 Long Short Credit Fund

Franklin Pelagos Commodities Strategy Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Ultra-Short Tax-Free Income Fund

Franklin Custodian Funds

Franklin Dynatech Fund

Franklin Focused Growth Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Franklin LifeSmart™ Retirement Income Fund

Franklin LifeSmart™ 2020 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2030 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2040 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin LifeSmart™ 2055 Retirement Target Fund

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Franklin NextStep Conservative Fund

Franklin NextStep Moderate Fund

Franklin NextStep Growth Fund

Franklin Payout 2017 Fund

Franklin Payout 2018 Fund

Franklin Payout 2019 Fund

Franklin Payout 2020 Fund

Franklin Payout 2021 Fund

Franklin Payout 2022 Fund

Franklin Payout 2023 Fund

Franklin Global Trust

Franklin Emerging Markets Debt Opportunities Fund

Franklin Global Listed Infrastructure Fund

Franklin Global Real Estate Fund

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Franklin Gold and Precious Metals Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Flexible Alpha Fund

Franklin Focused Core Equity Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin New York Tax-Free Income Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Templeton Global Trust

Templeton Global Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund

Franklin Templeton Money Fund Trust

Franklin Templeton U.S. Government Money Fund

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Franklin Balance Sheet Investment Fund

Franklin Microcap Value Fund

Franklin Midcap Value Fund

Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Money Market Portfolio

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Global Investment Trust

Templeton Dynamic Equity Fund

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Foreign Smaller Companies Fund

Templeton Frontier Markets Fund

Templeton Global Balanced Fund

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Institutional Funds

Emerging Markets Series

Foreign Smaller Companies Series

Global Equity Series

International Equity Series

The prospectus is amended as follows:

I.              The following sentence is added as the second paragraph under the heading “Fees and Expenses of the Fund” in the Fund Summary section of the following Funds’ prospectus:  Franklin K2 Alternative Strategies Fund, Franklin K2 Global Macro Opportunities Fund, Franklin K2 Long Short Credit Fund, Franklin Pelagos Commodities Strategy Fund, Franklin Dynatech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund, Franklin Utilities Fund, Franklin LifeSmart™ Retirement Income Fund, Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund, Franklin Growth Allocation Fund, Franklin Global Listed Infrastructure Fund, Franklin Global Real Estate Fund, Franklin International Growth Fund, Franklin Gold and Precious Metals Fund, Franklin Adjustable U.S. Government Securities Fund, Franklin Balanced Fund, Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Real Return Fund, Franklin Total Return Fund, Franklin Rising Dividends Fund, Franklin Biotechnology Discovery Fund, Franklin Flexible Alpha Fund, Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund, Franklin Natural Resources Fund, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund, Franklin Real Estate Securities Fund, Franklin High Income Fund, Franklin Balance Sheet Investment Fund, Franklin Small Cap Value Fund, Templeton China World Fund, Templeton Developing Markets Trust, Templeton Foreign Fund, Templeton World Fund, Templeton Frontier Markets Fund, Templeton Global Balanced Fund, Templeton Global Smaller Companies Fund, Templeton Growth Fund, Inc., Templeton Emerging Markets Bond Fund, Templeton Global Bond Fund and Templeton Global Total Return Fund:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

II.             The following sentence is added as the second paragraph under the heading “Fees and Expenses of the Fund” in the Fund Summary section of the following Funds’ prospectus: Franklin Corefolio Allocation Fund, Franklin Founding Funds Allocation Fund, Templeton Emerging Markets Balanced Fund, Templeton Emerging Markets Small Cap Fund, Templeton International Bond Fund, Templeton Global Currency Fund, Franklin California Tax-Free Income Fund, Franklin Federal Tax-Free Income Fund, Franklin New York Tax-Free Income Fund, Franklin California High Yield Municipal Fund, Franklin Tennessee Municipal Bond Fund, Franklin California Intermediate-Term Tax-Free Income Fund, Franklin Strategic Mortgage Portfolio and Franklin New York Intermediate-Term Tax-Free Income Fund:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Advisor Class shares.

III.            The following sentence is added as the second paragraph under the heading “Fees and Expenses of the Fund” in the Fund Summary section of the following Funds’ prospectus: Franklin Mutual Beacon Fund, Franklin Mutual European Fund, Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International Fund, Franklin Mutual Quest Fund and Franklin Mutual Shares Fund:

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Class Z shares.

IV.           For Franklin Federal Tax-Free Income Fund, footnote 1 under the “Fund Summary – Fees and Expenses of the Fund – Shareholder Fees” table is replaced with the following:

1. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see “Investments of $1 Million or More” under “Choosing a Share Class”) and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

V.            For Franklin K2 Alternative Strategies Fund, footnote 2 under the “Fund Summary – Fees and Expenses of the Fund – Annual Fund Operating Expenses” table is replaced with the following:

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

VI.           For Franklin Federal Tax-Free Income Fund, the “Fund Summary – Principal Risks – Liquidity” section is replaced with the following:

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

VII.          For the Franklin K2 Alternative Strategies Fund, the following replaces the “Fund Summaries – Franklin Alternative Strategies Fund – Performance” section beginning on page 11 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q1'15	2.68%
Worst Quarter:	Q3'15	-2.18%
As of March 31, 2017, the Fund's year-to-date return was 2.60%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	Since Inception 10/11/2013
Franklin K2 Alternative Strategies Fund - Class A
Return Before Taxes	-4.18%	1.41%
Return After Taxes on Distributions	-4.33%	1.06%
Return After Taxes on Distributions and Sale of Fund Shares	-2.33%	0.96%
Franklin K2 Alternative Strategies Fund - Class C	0.04%	2.62%
Franklin K2 Alternative Strategies Fund - Class R	1.52%	2.96%
Franklin K2 Alternative Strategies Fund - Class R6	2.10%	3.65%
Franklin K2 Alternative Strategies Fund - Advisor Class	1.90%	3.57%
BofA Merrill Lynch US 3-Month Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)	0.33%	0.14%
HFRX Global Hedge Fund Index (index reflects no deduction for fees, expenses or taxes)	2.50%	-0.02%

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

VIII.         For the Franklin K2 Long Short Credit Fund, the following replaces the “Fund Summaries – Franklin K2 Long Short Credit Fund – Performance” section beginning on page 14 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. The bar chart shows the Fund's performance for the most recent calendar year for Class A shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'16	3.53%
Worst Quarter:	Q1'16	0.20%
As of March 31, 2017, the Fund's year-to-date return was 1.46%.

Average Annual Total Returns

For the periods ended December 31, 2016

	1 Year	Since Inception 9/8/2015
Franklin K2 Long Short Credit Fund - Class A
Return Before Taxes	2.11%	1.85%
Return After Taxes on Distributions	0.37%	0.04%
Return After Taxes on Distributions and Sale of Fund Shares	1.19%	0.58%
Franklin K2 Long Short Credit Fund - Class C	6.15%	5.45%
Franklin K2 Long Short Credit Fund - Class R	7.79%	6.00%
Franklin K2 Long Short Credit Fund - Class R6	8.33%	6.59%
Franklin K2 Long Short Credit Fund - Advisor Class	8.21%	6.56%
BofA Merrill Lynch US 3-Month Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)	0.33%	0.28%
HFRX Fixed Income - Credit Index (index reflects no deduction for fees, expenses or taxes)	4.97%	0.60%

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for Advisor Class and after-tax returns for other classes will vary.

IX.           For the Franklin Pelagos Commodities Strategy Fund, the following replaces the “Fund Summaries – Franklin Pelagos Commodities Strategy Fund – Performance” section beginning on page 8 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Advisor Class shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Advisor Class Annual Total Returns

Best Quarter:	Q2'16	14.82%
Worst Quarter:	Q3'15	-13.45%
As of March 31, 2017, the Fund's year-to-date return was -2.45%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	Since Inception
Franklin Pelagos Commodities Strategy Fund - Advisor Class
Return Before Taxes	12.90%	-7.52%	-7.74%
Return After Taxes on Distributions	12.90%	-7.52%	-7.74%
Return After Taxes on Distributions and Sale of Fund Shares	7.30%	-5.50%	-5.65%
Franklin Pelagos Commodities Strategy Fund - Class A	6.36%	-9.07%	-9.27%
Franklin Pelagos Commodities Strategy Fund - Class C	10.95%	-8.66%	-8.87%
Franklin Pelagos Commodities Strategy Fund - Class R	12.70%	-8.18%	-8.39%
Franklin Pelagos Commodities Strategy Fund - Class R6	13.40%	—	-9.50%[1]
Bloomberg Commodity Index (index reflects no deduction for fees, expenses or taxes)	11.77%	-8.95%	-9.33%

1. Since inception January 10, 2014

Prior to January 1, 2014, the Fund was registered under the Investment Company Act of 1940, but the Fund’s securities were not registered under the Securities Act of 1933, and the Fund privately offered its shares only to other mutual funds in the Franklin Templeton Investments family of mutual funds. The privately offered shares of the Fund were redesignated Advisor Class shares upon the public offering of the Fund.

Historical performance for Class A, Class C and Class R shares prior to their inception is based on the performance of Advisor Class shares. Class A, Class C and Class R performance has been adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for Advisor Class and after-tax returns for other classes will vary.

X.            For the Franklin California Tax-Free Income Fund, the following replaces the “Fund Summaries – Franklin California Tax-Free Income Fund – Performance” section beginning on page 6 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	11.00%
Worst Quarter:	Q4'10	-5.58%
As of March 31, 2017, the Fund's year-to-date return was 1.74%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin California Tax-Free Income Fund - Class A
Return Before Taxes	-3.43%	3.75%	4.01%
Return After Taxes on Distributions	-3.43%	3.75%	4.01%
Return After Taxes on Distributions and Sale of Fund Shares	-0.44%	3.84%	4.07%
Franklin California Tax-Free Income Fund - Class C	-0.86%	4.09%	3.88%
Franklin California Tax-Free Income Fund - Advisor Class	0.78%	4.77%	4.56%
Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	0.25%	3.28%	4.25%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XI.           For the Franklin California Intermediate-Term Tax-Free Income Fund, the following replaces the “Fund Summaries – Franklin California Intermediate-Term Tax-Free Income Fund – Performance” section beginning on page 6 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	7.14%
Worst Quarter:	Q4'10	-4.03%
As of March 31, 2017, the Fund's year-to-date return was 1.35%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin California Intermediate-Term Tax-Free Income Fund - Class A
Return Before Taxes	-2.36%	2.59%	3.57%
Return After Taxes on Distributions	-2.36%	2.59%	3.57%
Return After Taxes on Distributions and Sale of Fund Shares	-0.19%	2.70%	3.55%
Franklin California Intermediate-Term Tax-Free Income Fund - Class C	-1.64%	2.49%	3.24%
Franklin California Intermediate-Term Tax-Free Income Fund - Advisor Class	-0.02%	3.17%	3.91%
Bloomberg Barclays 10-Year Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	-0.12%	3.10%	4.70%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XII.          For the Franklin DynaTech Fund, the following is added to the “Fund Summaries – Franklin DynaTech Fund – Performance” section beginning on page 6 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 13.38%.

XIII.         For the Franklin Growth Fund, the following is added to the “Fund Summaries – Franklin Growth Fund – Performance” section beginning on page 12 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 8.22%.

XIV.        For the Franklin Income Fund, the following is added to the “Fund Summaries – Franklin Income Fund – Performance” section beginning on page 20 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 3.48%.

XV.         For the Franklin U.S. Government Securities Fund, the following is added to the “Fund Summaries – Franklin U.S. Government Securities Fund – Performance” section beginning on page 28 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 0.13%.

XVI.        For the Franklin Utilities Fund, the following is added to the “Fund Summaries – Franklin Utilities Fund – Performance” section beginning on page 35 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 6.21%.

XVII.       For the Franklin Federal Tax-Free Income Fund, the following replaces the “Fund Summaries – Franklin Federal Tax-Free Income Fund – Performance” section beginning on page 6 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	8.10%
Worst Quarter:	Q4'10	-5.34%
As of March 31, 2017, the Fund's year-to-date return was 0.99%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin Federal Tax-Free Income Fund - Class A
Return Before Taxes	-3.59%	2.73%	3.69%
Return After Taxes on Distributions	-3.58%	2.73%	3.69%
Return After Taxes on Distributions and Sale of Fund Shares	-0.45%	3.00%	3.79%
Franklin Federal Tax-Free Income Fund - Class C	-0.83%	3.06%	3.57%
Franklin Federal Tax-Free Income Fund - Advisor Class	0.80%	3.73%	4.24%
Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	0.25%	3.28%	4.25%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XVIII.      For the Franklin Corefolio Allocation Fund, the following is added to the “Fund Summaries – Franklin Corefolio Allocation Fund – Performance” section beginning on page 14 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 7.21%.

XIX.        For the Franklin Founding Funds Allocation Fund, the following is added to the “Fund Summaries – Franklin Founding Funds Allocation Fund – Performance” section beginning on page 6 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 4.31%.

XX.         For the Franklin LifeSmart Retirement Income Fund, the following is added to the “Fund Summaries – Franklin LifeSmart Retirement Income Fund – Performance” section beginning on page 11 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 2.00%.

XXI.        For the Franklin Conservative Allocation Fund, the following is added to the “Fund Summaries – Franklin Conservative Allocation Fund – Performance” section beginning on page 8 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 3.76%.

XXII.       For the Franklin Moderate Allocation Fund, the following is added to the “Fund Summaries – Franklin Moderate Allocation Fund – Performance” section beginning on page 18 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 5.03%.

XXIII.      For the Franklin Growth Allocation Fund, the following is added to the “Fund Summaries – Franklin Growth Allocation Fund – Performance” section beginning on page 27 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 6.21%.

XXIV.     For the Franklin Global Listed Infrastructure Fund, the following replaces the “Fund Summaries – Franklin Global Listed Infrastructure Fund – Performance” section beginning on page 8 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'14	9.33%
Worst Quarter:	Q3'15	-7.56%
As of March 31, 2017, the Fund's year-to-date return was 8.94%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	Since Inception 9/6/2013
Franklin Global Listed Infrastructure Fund - Class A
Return Before Taxes	2.99%	4.58%
Return After Taxes on Distributions	2.69%	4.06%
Return After Taxes on Distributions and Sale of Fund Shares	2.20%	3.56%
Franklin Global Listed Infrastructure Fund - Class C	7.42%	5.68%
Franklin Global Listed Infrastructure Fund - Class R	8.94%	6.19%
Franklin Global Listed Infrastructure Fund - Class R6	9.74%	6.86%
Franklin Global Listed Infrastructure Fund - Advisor Class	9.48%	6.74%
S&P Global Infrastructure Index (index reflects no deduction for fees, expenses or taxes)	12.43%	6.44%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XXV.      For the Franklin Global Real Estate Fund, the following replaces the “Fund Summaries – Franklin Global Real Estate Fund – Performance” section beginning on page 6 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	31.39%
Worst Quarter:	Q4'08	-37.80%
As of March 31, 2017, the Fund's year-to-date return was 0.00%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin Real Estate Securities Fund - Class A
Return Before Taxes	-1.24%	9.55%	1.36%
Return After Taxes on Distributions	-2.88%	8.70%	0.39%
Return After Taxes on Distributions and Sale of Fund Shares	-0.53%	7.16%	0.65%
Franklin Real Estate Securities Fund - Class C	2.97%	10.04%	1.20%
Franklin Real Estate Securities Fund - Class R6	5.29%	7.35%[1]	—
Franklin Real Estate Securities Fund - Advisor Class	5.06%	11.16%	2.23%
S&P US Property Index (index reflects no deduction for fees, expenses or taxes)	8.44%	11.85%	4.69%

1. Since inception May 1, 2013.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XXVI.     For the Franklin International Growth Fund, the following replaces the “Fund Summaries – Franklin International Growth Fund – Performance” section beginning on page 6 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	29.68%
Worst Quarter:	Q3'11	-21.13%
As of March 31, 2017, the Fund's year-to-date return was 11.38%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	Since Inception[1]
Franklin International Growth Fund - Class A
Return Before Taxes	-4.62%	4.40%	0.84%
Return After Taxes on Distributions	-4.62%	4.39%	0.80%
Return After Taxes on Distributions and Sale of Fund Shares	-2.40%	3.54%	0.75%
Franklin International Growth Fund - Class C	-0.52%	4.91%	0.81%
Franklin International Growth Fund - Class R	1.05%	5.43%	1.31%
Franklin International Growth Fund - Class R6	1.77%	—	1.49%
Franklin International Growth Fund - Advisor Class	1.47%	5.98%	1.84%
MSCI EAFE (Net Dividends) Index (index reflects no deduction for fees, expenses or taxes [other than the deduction of withholding taxes on reinvested dividends])[2]	1.00%	6.53%	0.07%
MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes)	1.51%	7.02%	0.39%

1. Since inception June 3, 2008 for Class A, Class C, Class R and Advisor Class; Class R6, May 1, 2013.

2. The MSCI EAFE (Net Dividends) Index is replacing the MSCI EAFE Index as the Fund's benchmark. The investment manager believes the Net Dividends Index is more in line with the Fund, taking into account the impact of foreign withholding taxes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XXVII.    For the Franklin Gold and Precious Metals Fund, the following replaces the “Fund Summaries – Franklin Gold and Precious Metals Fund – Performance” section beginning on page 7 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q1'16	45.50%
Worst Quarter:	Q2'13	-38.15%
As of March 31, 2017, the Fund's year-to-date return was 12.56%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin Gold and Precious Metals Fund - Class A
Return Before Taxes	46.69%	-14.66%	-2.87%
Return After Taxes on Distributions	41.63%	-15.34%	-4.18%
Return After Taxes on Distributions and Sale of Fund Shares	26.47%	-10.41%	-1.70%
Franklin Gold and Precious Metals Fund - Class C	53.47%	-14.27%	-3.01%
Franklin Gold and Precious Metals Fund - Class R6	56.38%	-3.58%[1]	—
Franklin Gold and Precious Metals Fund - Advisor Class	56.01%	-13.41%	-2.05%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	11.96%	14.65%	6.94%
FTSE Gold Mines Index (index reflects no deduction for fees, expenses or taxes)	60.72%	-14.74%	-4.38%

1. Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XXVIII.   For the Franklin Adjustable U.S. Government Securities Fund, the following is added to the “Fund Summaries – Franklin Adjustable U.S. Government Securities Fund – Performance” section beginning on page 7 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 0.21%.

XXIX.     For the Franklin Balanced Fund, the following is added to the “Fund Summaries – Franklin Balanced Fund – Performance” section beginning on page 7 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 2.63%.

XXX.      For the Franklin Convertible Securities Fund, the following is added to the “Fund Summaries – Franklin Convertible Securities Fund – Performance” section beginning on page 14 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 6.38%.

XXXI.     For the Franklin Equity Income Fund, the following is added to the “Fund Summaries – Franklin Equity Income Fund – Performance” section beginning on page 22 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 3.57%.

XXXII.    For the Franklin Floating Rate Daily Access Fund, the following is added to the “Fund Summaries – Franklin Floating Rate Daily Access Fund – Performance” section beginning on page 17 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 0.70%.

XXXIII.   For the Franklin Low Duration Total Return Fund, the following is added to the “Fund Summaries – Franklin Low Duration Total Return Fund – Performance” section beginning on page 28 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 0.76%.

XXXIV.  For the Franklin Real Return Fund, the following is added to the “Fund Summaries – Franklin Real Return Fund – Performance” section beginning on page 31 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 1.09%.

XXXV.   For the Franklin Total Return Fund, the following is added to the “Fund Summaries – Franklin Total Return Fund – Performance” section beginning on page 40 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 1.03%.

XXXVI.  For the Franklin Rising Dividends Fund, the following is added to the “Fund Summaries – Franklin Rising Dividends Fund – Performance” section beginning on page 5 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 4.62%.

XXXVII. For the Franklin Mutual Beacon Fund, the following is added to the “Fund Summaries – Franklin Mutual Beacon Fund – Performance” section beginning on page 7 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 6.46%.

XXXVIII.  For the Franklin Mutual European Fund, the following is added to the “Fund Summaries – Franklin Mutual European Fund – Performance” section beginning on page 50 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 3.75%.

XXXIX.  For the Franklin Mutual Financial Services Fund, the following is added to the “Fund Summaries – Franklin Mutual Financial Services Fund – Performance” section beginning on page 41 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 1.20%.

XL.          For the Franklin Mutual Global Discovery Fund, the following is added to the “Fund Summaries – Franklin Mutual Global Discovery Fund – Performance” section beginning on page 15 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 4.38%.

XLI.         For the Franklin Mutual International Fund, the following is added to the “Fund Summaries – Franklin Mutual International Fund – Performance” section beginning on page 60 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 4.63%.

XLII.        For the Franklin Mutual Quest Fund, the following is added to the “Fund Summaries – Franklin Mutual Quest Fund – Performance” section beginning on page 23 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 0.91%.

XLIII.       For the Franklin Mutual Shares Fund, the following is added to the “Fund Summaries – Franklin Mutual Shares Fund – Performance” section beginning on page 31 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 3.75%.

XLIV.      For the Franklin New York Intermediate-Term Tax-Free Income Fund, the following is added to the “Fund Summaries – Franklin New York Intermediate-Term Tax-Free Income Fund – Performance” section beginning on page 6 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 1.17%.

XLV.       For the Franklin Biotechnology Discovery Fund, the following replaces the “Fund Summaries – Franklin Biotechnology Discovery Fund – Performance” section beginning on page 7 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'13	24.98%
Worst Quarter:	Q1'16	-24.51%
As of March 31, 2017, the Fund's year-to-date return was 12.81%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin Biotechnology Discovery Fund - Class A
Return Before Taxes	-21.92%	19.20%	11.64%
Return After Taxes on Distributions	-22.83%	17.60%	10.65%
Return After Taxes on Distributions and Sale of Fund Shares	-11.84%	15.38%	9.50%
Franklin Biotechnology Discovery Fund - Class C	-18.54%	19.74%	11.48%
Franklin Biotechnology Discovery Fund - Class R6	-16.82%	13.83%[1]	—
Franklin Biotechnology Discovery Fund - Advisor Class	-16.96%	20.94%	12.53%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	11.96%	14.65%	6.94%
NASDAQ Biotechnology Index (index reflects no deduction for fees, expenses or taxes)	-21.68%	20.80%	13.42%

1. Since inception May 1, 2013.

Historical performance for Class C and Advisor Class shares prior to their inception is based on the performance of Class A shares. Class C and Advisor Class performance have been adjusted to reflect differences in sales charges and 12b-1 expenses (with respect to Class C only) between classes.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XLVI.      For the Franklin Flexible Alpha Fund, the following replaces the “Fund Summaries – Franklin Flexible Alpha Fund – Performance” section beginning on page 10 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. The bar chart shows the Fund's performance for the most recent calendar year for Class A shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'16	0.75%
Worst Quarter:	Q1'16	-0.31%
As of March 31, 2017, the Fund's year-to-date return was 0.42%.

Average Annual Total Returns

For the periods ended December 31, 2016

	1 Year	Since Inception 8/3/2015
Franklin Flexible Alpha Bond Fund - Class A
Return Before Taxes	-2.77%	-2.21%
Return After Taxes on Distributions	-3.58%	-3.01%
Return After Taxes on Distributions and Sale of Fund Shares	-1.57%	-2.05%
Franklin Flexible Alpha Bond Fund - Class C	-0.11%	0.23%
Franklin Flexible Alpha Bond Fund - Class R	1.55%	0.71%
Franklin Flexible Alpha Bond Fund - Class R6	1.59%	0.89%
Franklin Flexible Alpha Bond Fund - Advisor Class	1.47%	0.77%
LIBOR USD 3-Month Rate Index (index reflects no deduction for fees, expenses or taxes)	0.76%	0.66%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for Advisor Class and after-tax returns for other classes will vary.

XLVII.     For the Franklin Focused Core Equity Fund, the following replaces the “Fund Summaries – Franklin Focused Core Equity Fund – Performance” section beginning on page 5 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	20.89%
Worst Quarter:	Q4'08	-26.92%
As of March 31, 2017, the Fund's year-to-date return was 4.58%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	Since Inception 12/13/2007
Franklin Focused Core Equity Fund - Class A
Return Before Taxes	-0.28%	10.79%	5.39%
Return After Taxes on Distributions	-0.28%	10.35%	5.00%
Return After Taxes on Distributions and Sale of Fund Shares	-0.16%	8.51%	4.23%
Franklin Focused Core Equity Fund - Class C	4.04%	11.34%	5.34%
Franklin Focused Core Equity Fund - Class R	5.63%	11.88%	5.85%
Franklin Focused Core Equity Fund - Class R6	6.25%	—	11.64%[1]
Franklin Focused Core Equity Fund - Advisor Class	6.03%	12.43%	6.37%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	11.96%	14.65%	6.92%

1. Since inception May 1, 2013.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XLVIII.    For the Franklin Growth Opportunities Fund, the following replaces the “Fund Summaries – Franklin Growth Opportunities Fund – Performance” section beginning on page 13 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'10	16.91%
Worst Quarter:	Q4'08	-21.07%
As of March 31, 2017, the Fund's year-to-date return was 11.13%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin Growth Opportunities Fund - Class A
Return Before Taxes	-8.53%	9.98%	6.99%
Return After Taxes on Distributions	-8.97%	9.44%	6.62%
Return After Taxes on Distributions and Sale of Fund Shares	-4.46%	7.92%	5.67%
Franklin Growth Opportunities Fund - Class C	-4.61%	10.49%	6.87%
Franklin Growth Opportunities Fund - Class R	-3.20%	11.05%	7.41%
Franklin Growth Opportunities Fund - Class R6	-2.50%	10.14%[1]	—
Franklin Growth Opportunities Fund - Advisor Class	-2.72%	11.61%	7.94%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	11.96%	14.65%	6.94%
Russell 3000® Growth Index (index reflects no deduction for fees, expenses or taxes)	7.39%	14.43%	8.28%

1. Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XLIX.      For the Franklin Natural Resources Fund, the following replaces the “Fund Summaries – Franklin Natural Resources Fund – Performance” section beginning on page 15 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'08	23.66%
Worst Quarter:	Q4'08	-36.13%
As of March 31, 2017, the Fund's year-to-date return was -3.38%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin Natural Resources Fund - Class A
Return Before Taxes	26.81%	-5.31%	-0.38%
Return After Taxes on Distributions	26.51%	-5.45%	-0.85%
Return After Taxes on Distributions and Sale of Fund Shares	15.43%	-3.94%	-0.24%
Franklin Natural Resources Fund - Class C	32.55%	-4.86%	-0.50%
Franklin Natural Resources Fund - Class R6	35.34%	-6.57%[1]	—
Franklin Natural Resources Fund - Advisor Class	34.89%	-3.91%	0.50%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	11.96%	14.65%	6.94%
S&P North American Natural Resources Sector Index (index reflects no deduction for fees, expenses or taxes)	31.69%	1.39%	2.71%

1. Since inception September 20, 2013.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

L.             For the Franklin Small-Mid Cap Growth Fund, the following replaces the “Fund Summaries – Franklin Small-Mid Cap Growth Fund – Performance” section beginning on page 27 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	17.32%
Worst Quarter:	Q4'08	-26.27%
As of March 31, 2017, the Fund's year-to-date return was 7.37%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin Small-Mid Cap Growth Fund - Class A
Return Before Taxes	-1.67%	9.74%	5.97%
Return After Taxes on Distributions	-3.14%	6.91%	4.26%
Return After Taxes on Distributions and Sale of Fund Shares	0.24%	7.52%	4.72%
Franklin Small-Mid Cap Growth Fund - Class C	2.63%	10.21%	5.81%
Franklin Small-Mid Cap Growth Fund - Class R	4.06%	10.75%	6.33%
Franklin Small-Mid Cap Growth Fund - Class R6	4.84%	9.72%[1]	—
Franklin Small-Mid Cap Growth Fund - Advisor Class	4.62%	11.33%	6.88%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	11.96%	14.65%	6.94%
Russell Midcap® Growth Index (index reflects no deduction for fees, expenses or taxes)	7.33%	13.50%	7.83%

1. Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

LI.            For the Franklin Strategic Income Fund, the following replaces the “Fund Summaries – Franklin Strategic Income Fund – Performance” section beginning on page 9 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The Lipper Multi-Sector Income Funds Classification Average in the table shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	9.70%
Worst Quarter:	Q4'08	-5.72%
As of March 31, 2017, the Fund's year-to-date return was 1.91%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin Strategic Income Fund - Class A
Return Before Taxes	3.35%	3.13%	4.62%
Return After Taxes on Distributions	2.21%	1.15%	2.46%
Return After Taxes on Distributions and Sale of Fund Shares	1.87%	1.58%	2.69%
Franklin Strategic Income Fund - Class C	6.44%	3.60%	4.65%
Franklin Strategic Income Fund - Class R	7.63%	3.76%	4.82%
Franklin Strategic Income Fund - Class R6	8.40%	1.78%[1]	—
Franklin Strategic Income Fund - Advisor Class	8.24%	4.29%	5.35%
Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Lipper Multi-Sector Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes)	-1.68%	3.46%	4.74%

1. Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

LII.           For the Franklin Real Estate Securities Fund, the following replaces the “Fund Summaries – Franklin Real Estate Securities Fund – Performance” section beginning on page 5 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	31.39%
Worst Quarter:	Q4'08	-37.80%
As of March 31, 2017, the Fund's year-to-date return was 0.00%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin Real Estate Securities Fund - Class A
Return Before Taxes	-1.24%	9.55%	1.36%
Return After Taxes on Distributions	-2.88%	8.70%	0.39%
Return After Taxes on Distributions and Sale of Fund Shares	-0.53%	7.16%	0.65%
Franklin Real Estate Securities Fund - Class C	2.97%	10.04%	1.20%
Franklin Real Estate Securities Fund - Class R6	5.29%	7.35%[1]	—
Franklin Real Estate Securities Fund - Advisor Class	5.06%	11.16%	2.23%
S&P US Property Index (index reflects no deduction for fees, expenses or taxes)	8.44%	11.85%	4.69%

1. Since inception May 1, 2013.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

LIII.          For the Franklin High Income Fund, the following replaces the “Fund Summaries – Franklin High Income Fund – Performance” section beginning on page 6 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives as the Fund.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	18.22%
Worst Quarter:	Q4'08	-14.25%
As of March 31, 2017, the Fund's year-to-date return was 3.50%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin High Income Fund - Class A
Return Before Taxes	14.49%	4.78%	5.63%
Return After Taxes on Distributions	11.41%	2.03%	2.78%
Return After Taxes on Distributions and Sale of Fund Shares	8.03%	2.44%	3.10%
Franklin High Income Fund - Class C	17.47%	5.15%	5.54%
Franklin High Income Fund - Class R	18.53%	5.27%	5.68%
Franklin High Income Fund - Class R6	19.71%	2.55%[1]	—
Franklin High Income Fund - Advisor Class	19.41%	5.88%	6.27%
Credit Suisse High Yield Index (index reflects no deduction for fees, expenses or taxes)	18.39%	7.18%	7.15%
Lipper High Yield Funds Classification Average (index reflects no deduction for fees, expenses or taxes)	-4.09%	4.08%	5.58%

1. Since inception May 1, 2013.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

LIV.         For the Franklin New York Tax-Free Income Fund, the following replaces the “Fund Summaries – Franklin New York Tax-Free Income Fund – Performance” section beginning on page 6 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	6.60%
Worst Quarter:	Q4'10	-5.18%
As of March 31, 2017, the Fund's year-to-date return was 0.71%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin New York Tax-Free Income Fund - Class A
Return Before Taxes	-3.41%	1.68%	3.14%
Return After Taxes on Distributions	-3.41%	1.68%	3.13%
Return After Taxes on Distributions and Sale of Fund Shares	-0.44%	2.14%	3.33%
Franklin New York Tax-Free Income Fund - Class C	-0.74%	1.99%	3.02%
Franklin New York Tax-Free Income Fund - Advisor Class	0.88%	2.65%	3.69%
Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	0.25%	3.28%	4.25%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

LV.          For the Franklin California High Yield Municipal Fund, the following replaces the “Fund Summaries – Franklin California High Yield Municipal Fund – Performance” section beginning on page 6 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	14.92%
Worst Quarter:	Q4'08	-14.29%
As of March 31, 2017, the Fund's year-to-date return was 1.81%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin California High Yield Municipal Fund - Class A
Return Before Taxes	-3.22%	4.99%	4.46%
Return After Taxes on Distributions	-3.22%	4.99%	4.46%
Return After Taxes on Distributions and Sale of Fund Shares	-0.27%	4.86%	4.47%
Franklin California High Yield Municipal Fund - Class C	-0.37%	5.35%	4.36%
Franklin California High Yield Municipal Fund - Advisor Class	1.17%	6.02%	5.05%
Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	0.25%	3.28%	4.25%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

LVI.         For the Franklin Tennessee Municipal Bond Fund, the following replaces the “Fund Summaries – Franklin Tennessee Municipal Bond Fund – Performance” section beginning on page 14 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	5.93%
Worst Quarter:	Q4'10	-5.37%
As of March 31, 2017, the Fund's year-to-date return was 0.76%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin Tennessee Municipal Bond Fund - Class A
Return Before Taxes	-3.22%	1.69%	3.19%
Return After Taxes on Distributions	-3.22%	1.69%	3.19%
Return After Taxes on Distributions and Sale of Fund Shares	-0.39%	2.12%	3.32%
Franklin Tennessee Municipal Bond Fund - Advisor Class	1.08%	2.59%	3.64%
Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	0.25%	3.28%	4.25%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

LVII.        For the Templeton Global Currency Fund, the following is added to the “Fund Summaries – Templeton Global Currency Fund – Performance” section beginning on page 9 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 2.93%.

LVIII.       For the Franklin Balance Sheet Investment Fund, the following is added to the “Fund Summaries – Franklin Balance Sheet Investment Fund – Performance” section beginning on page 6 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 1.83%.

LIX.         For the Franklin MidCap Value Fund, the following is added to the “Fund Summaries – Franklin MidCap Value Fund – Performance” section beginning on page 21 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 3.80%.

LX.          For the Franklin Small Cap Value Fund, the following is added to the “Fund Summaries – Franklin Small Cap Value Fund – Performance” section beginning on page 29 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was -0.53%.

LXI.         For the Templeton China World Fund, the following replaces the “Fund Summaries – Templeton China World Fund – Performance” section beginning on page 6 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	32.45%
Worst Quarter:	Q3'15	-21.80%
As of March 31, 2017, the Fund's year-to-date return was 9.51%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Templeton China World Fund - Class A
Return Before Taxes	-1.29%	-0.24%	2.79%
Return After Taxes on Distributions	-4.29%	-3.03%	0.97%
Return After Taxes on Distributions and Sale of Fund Shares	1.92%	-0.08%	2.31%
Templeton China World Fund - Class C	3.01%	0.23%	2.67%
Templeton China World Fund - Class R6	5.25%	-1.86%[1]	—
Templeton China World Fund - Advisor Class	4.98%	1.24%	3.70%
MSCI Golden Dragon Index (index reflects no deduction for fees, expenses or taxes)	5.75%	6.90%	4.22%

1. Since inception May 1, 2013.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

LXII.        For the Templeton Developing Markets Trust, the following is added to the “Fund Summaries – Templeton Developing Markets Trust – Performance” section beginning on page 6 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 12.96%.

LXIII.       For the Templeton Foreign Fund, the following replaces the “Fund Summaries – Templeton Foreign Fund – Performance” section beginning on page 7 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	28.36%
Worst Quarter:	Q4'08	-24.25%
As of March 31, 2017, the Fund's year-to-date return was 7.58%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Templeton Foreign Fund - Class A
Return Before Taxes	5.20%	5.63%	1.66%
Return After Taxes on Distributions	4.82%	4.98%	0.53%
Return After Taxes on Distributions and Sale of Fund Shares	3.40%	4.56%	1.63%
Templeton Foreign Fund - Class C	9.88%	6.07%	1.49%
Templeton Foreign Fund - Class R	11.42%	6.61%	2.00%
Templeton Foreign Fund - Class R6	12.09%	3.49%[1]	—
Templeton Foreign Fund - Advisor Class	11.99%	7.13%	2.51%
MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes)[2]	5.01%	5.48%	1.42%
MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes)	1.51%	7.02%	1.22%

1. Since inception May 1, 2013.

2. As of June 30, 2016, the MSCI All Country World ex-US Index replaced the MSCI EAFE Index as the Fund’s benchmark. The investment manager believes the composition of the MSCI All Country World ex-US Index more accurately reflects the Fund’s holdings.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

LXIV.      For the Templeton World Fund, the following replaces the “Fund Summaries – Templeton World Fund – Performance” section beginning on page 7 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary indices in the table below show how the Fund's performance compares to groups of securities that more closely align with the Fund’s portfolio or benchmark history.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	18.55%
Worst Quarter:	Q4'08	-19.25%
As of March 31, 2017, the Fund's year-to-date return was 4.79%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Templeton World Fund - Class A
Return Before Taxes	6.01%	8.38%	2.88%
Return After Taxes on Distributions	4.29%	6.94%	1.93%
Return After Taxes on Distributions and Sale of Fund Shares	4.44%	6.65%	2.39%
Templeton World Fund - Class C	10.67%	8.85%	2.72%
Templeton World Fund - Class R6	12.92%	5.84%[1]	—
Templeton World Fund - Advisor Class	12.79%	9.94%	3.74%
MSCI AC World (USD Hedged) Index (index reflects no deduction for fees, expenses or taxes)[2]	9.77%	12.21%	4.83%
MSCI World Index (index reflects no deduction for fees, expenses or taxes)	8.15%	11.04%	4.41%
Linked MSCI ACWI Hedged/World (index reflects no deduction for fees, expenses or taxes)[3]	10.81%	11.58%	4.67%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	8.49%	9.96%	4.12%

1. Since inception May 1, 2013.

2. As of June 30, 2016, the MSCI AC World (USD Hedged) Index replaced the MSCI World Index as the Fund’s benchmark. On the same date, the Fund began using certain derivative instruments to seek to hedge against currency risk. The investment manager believes the composition of the MSCI AC World (USD Hedged) Index more accurately reflects the Fund’s hedging activity and holdings.

3. The Linked MSCI ACWI Hedged/World Index consists of the MSCI World Index through June 29, 2016 and the MSCI ACWI 100% Hedged to the USD Index thereafter.

No one index is representative of the Fund's portfolio.

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

LXV.       For the Templeton Emerging Markets Balanced Fund, the following is added to the “Fund Summaries – Templeton Emerging Markets Balanced Fund – Performance” section beginning on page 10 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 10.97%.

LXVI.      For the Templeton Emerging Markets Small Cap Fund, the following replaces the “Fund Summaries – Templeton Emerging Markets Small Cap Fund – Performance” section beginning on page 6 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	60.36%
Worst Quarter:	Q4'08	-29.81%
As of March 31, 2017, the Fund's year-to-date return was 13.22%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Templeton Emerging Markets Small Cap Fund - Class A
Return Before Taxes	-2.58%	4.50%	2.10%
Return After Taxes on Distributions	-2.97%	4.43%	1.64%
Return After Taxes on Distributions and Sale of Fund Shares	-1.12%	3.61%	1.54%
Templeton Emerging Markets Small Cap Fund - Class C	1.58%	4.97%	2.00%
Templeton Emerging Markets Small Cap Fund - Class R	3.04%	5.50%	2.50%
Templeton Emerging Markets Small Cap Fund - Advisor Class	3.60%	6.03%	3.02%
MSCI Emerging Markets Small Cap Index (index reflects no deduction for fees, expenses or taxes)	2.56%	3.82%	3.70%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

LXVII.     For the Templeton Frontier Markets Fund, the following replaces the “Fund Summaries – Templeton Frontier Markets Fund – Performance” section beginning on page 8 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to an additional group of equity securities of frontier market companies.

The MSCI Frontier Emerging Markets Select Countries Capped Index (MSCI FEMI Select Countries Capped), will be the Fund’s secondary index effective on May 31, 2017. The MSCI FEMI Select Countries Capped was developed by MSCI for the Fund’s investment manager and represents a capped version of the MSCI Frontier Emerging Markets Index (MSCI FEMI). MSCI applies caps on the exposure of the MSCI FEMI to emerging market and frontier market countries to create the MSCI FEMI Select Countries Capped so that the index reflects predominantly frontier market countries. The secondary index is included in the table below because the investment manager believes the composition of the MSCI FEMI Select Countries Capped more accurately reflects the Fund’s holdings.

No one index is representative of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	29.03%
Worst Quarter:	Q4'14	-18.71%
As of March 31, 2017, the Fund's year-to-date return was 8.55%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	Since Inception
Templeton Frontier Markets Fund - Class A
Return Before Taxes	-1.10%	-0.88%	3.27%
Return After Taxes on Distributions	-0.59%	-1.83%	2.53%
Return After Taxes on Distributions and Sale of Fund Shares	0.15%	-0.66%	2.57%
Templeton Frontier Markets Fund - Class C	3.27%	-0.42%	3.27%
Templeton Frontier Markets Fund - Class R	4.80%	0.08%	3.79%
Templeton Frontier Markets Fund - Class R6	5.54%	—	-6.72%[1]
Templeton Frontier Markets Fund - Advisor Class	5.22%	0.55%	4.29%
MSCI Frontier Markets Index (index reflects no deduction for fees, expenses or taxes)	3.16%	5.57%	-0.40%
MSCI Frontier Emerging Markets Select Countries Capped Index (index reflects no deduction for fees, expenses or taxes)	5.18%	5.48%	2.36%
S&P Frontier BMI Index (index reflects no deduction for fees, expenses or taxes)	6.86%	5.62%	0.56%

1. Since inception for Class R6, May 1, 2013.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

LXVIII.    For the Templeton Global Balanced Fund, the following is added to the “Fund Summaries – Templeton Global Balanced Fund – Performance” section beginning on page 10 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 5.90%.

LXIX.      For the Templeton Global Smaller Companies Fund, the following replaces the “Fund Summaries – Templeton Global Smaller Companies Fund – Performance” section beginning on page 7 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	40.19%
Worst Quarter:	Q4'08	-32.18%
As of March 31, 2017, the Fund's year-to-date return was 5.82%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Templeton Global Smaller Companies Fund - Class A
Return Before Taxes	3.88%	7.99%	2.34%
Return After Taxes on Distributions	3.74%	7.91%	1.96%
Return After Taxes on Distributions and Sale of Fund Shares	2.36%	6.41%	1.94%
Templeton Global Smaller Companies Fund - Class C	8.53%	8.49%	2.17%
Templeton Global Smaller Companies Fund - Class R6	10.87%	5.84%[1]	—
Templeton Global Smaller Companies Fund - Advisor Class	10.57%	9.56%	3.20%
MSCI All Country World Small Cap Index (index reflects no deduction for fees, expenses or taxes)	12.10%	11.77%	6.09%

1. Since inception May 1, 2013.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

LXX.       For the Templeton Growth Fund, Inc., the following replaces the “Fund Summaries – Templeton Growth Fund – Performance” section beginning on page 6 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	20.40%
Worst Quarter:	Q4'08	-22.29%
As of March 31, 2017, the Fund's year-to-date return was 5.98%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Templeton Growth Fund, Inc. - Class A
Return Before Taxes	-11.83%	5.07%	2.40%
Return After Taxes on Distributions	-12.04%	4.81%	1.99%
Return After Taxes on Distributions and Sale of Fund Shares	-6.30%	4.15%	2.16%
Templeton Growth Fund, Inc. - Class C	-8.15%	5.51%	2.24%
Templeton Growth Fund, Inc. - Class R	-6.71%	6.05%	2.75%
Templeton Growth Fund, Inc. - Class R6	-6.17%	3.55%[1]	—
Templeton Growth Fund, Inc. - Advisor Class	-6.27%	6.59%	3.26%
MSCI World Index (index reflects no deduction for fees, expenses or taxes)	-0.32%	8.20%	5.56%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)[2]	-1.84%	6.66%	5.31%

1. Since inception May 1, 2013.

2. The MSCI All Country World Index is replacing the MSCI World Index as the Fund’s benchmark. The investment manager believes the composition of the MSCI All Country World Index more accurately reflects the Fund’s holdings.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

LXXI.      For the Templeton Emerging Markets Bond Fund, the following is added to the “Fund Summaries – Templeton Emerging Markets Bond Fund – Performance” section beginning on page 9 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 7.45%.

LXXII.     For the Templeton Global Bond Fund, the following is added to the “Fund Summaries – Templeton Global Bond Fund – Performance” section beginning on page 20 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 4.57%.

LXXIII.    For the Templeton Global Total Return Fund, the following is added to the “Fund Summaries – Templeton Global Total Return Fund – Performance” section beginning on page 29 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 4.47%.

LXXIV.   For the Templeton International Bond Fund, the following is added to the “Fund Summaries – Templeton International Bond Fund – Performance” section beginning on page 40 of the prospectus:

As of March 31, 2017, the Fund's year-to-date return was 4.63%.

LXXV.    For the Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund, Franklin Growth Allocation Fund, Franklin LifeSmart™ Retirement Income Fund, Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2045 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin LifeSmart™ 2055 Retirement Target Fund, the following is added to the “Fund Details – Information about the Underlying Franklin Templeton Funds” section of the prospectus:

Franklin LibertyQ US Equity ETF  The fund invests at least 80% of its assets in the component securities of the U.S. Large Cap Underlying Index, which is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell) and is based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy.

Franklin LibertyQ US Mid Cap ETF  The fund invests at least 80% of its assets in the component securities of the U.S. Mid Cap Underlying Index, which is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell) and is based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy.

Franklin LibertyQ US Small Cap Equity ETF  The fund invests at least 80% of its assets in the component securities of the U.S. Small Cap Underlying Index, which is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell) and is based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy.

Franklin Liberty International Opportunities ETF  The fund invests predominantly in equity securities in developed, developing and frontier markets outside of the U.S. across the entire market capitalization spectrum. The fund’s individual country and sector weightings may vary significantly from its benchmark index.

Franklin Liberty Investment Grade Corporate ETF  The fund invests at least 80% of its net assets in investment grade corporate debt securities and investments, which include derivatives whose reference securities are investment grade. The fund invests primarily in U.S. dollar denominated corporate debt securities issued by U.S. and foreign companies.

Franklin Liberty US Low Volatility ETF  The fund invests at least 80% of its net assets in U.S. investments, primarily equity securities of U.S. companies.  The fund seeks capital appreciation while providing a lower level of volatility than the broader equity market as measured by the Russell 1000 Index.

LXXVI.   For all applicable Funds, the following are added as additional categories for purchasing Class R6 shares under the section “Your Account - Choosing a Share Class – Qualified Investors – Class R6:”

•         Intermediaries that execute an addendum to their selling agreement acknowledging that they are acting exclusively as agents of their clients in transacting in Class R6 shares.

•         Advisory Fee Programs.  A registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as a “Sponsor”) that has an agreement with Distributors authorizing the sale of Fund shares and that acquires shares of the Fund for its clients in connection with a comprehensive fee or other advisory fee arrangement for which the client pays the Sponsor a fee for investment advisory services. No minimum initial investment.

LXXVII.  For all Funds, the following replaces the “Your Account –Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section of the prospectus:

Purchases of Certain Share Classes through Financial Intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares.  However, pursuant to SEC guidance, certain financial intermediaries  acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares.   These charges and fees are not disclosed in this prospectus.  You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees.  Based on future regulatory developments, such payments may be terminated.

Other financial intermediary compensation. Except with respect to Class R6 shares, Distributors may make marketing support payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b‑1 distribution plans) to certain dealers and other financial intermediaries, such as banks, insurance companies, or plan administrators, in connection with their efforts to educate financial advisors or provide other services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds.  In the case of any one intermediary, marketing support payments will generally not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that intermediary, on an annual basis. For an intermediary exceeding $15 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments exceeding 0.05% of such assets.  For an intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed this limitation. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund’s Rule 12b‑1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

A number of factors will be considered in determining these payments, including the qualifying financial intermediary’s sales, assets and redemption rates, the nature and quality of any servicing provided by the financial intermediary, and the quality of the financial intermediary’s relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. These payments may be in addition to any shareholder servicing fees paid by the Fund’s transfer agent from payments it receives under its agreement with the Fund.

To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, Distributors may, in addition to marketing support payments, pay or allow other promotional incentives or payments to financial intermediaries, such as payments related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Sales of Fund shares, as well as shares of other mutual funds in Franklin Templeton Investments, is not considered a factor in the selection of financial intermediaries to execute the Fund’s portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by financial intermediaries that sell Fund shares is not considered marketing support payments to such financial intermediaries.

You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

LXXVIII.   For all Funds, the paragraph that starts with “When determining its NAV, the Fund values cash and receivables . . .” under the “Your Account – Account Policies – Calculating Share Price – All Classes ” section of the prospectus is replaced with the following:

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market.  Prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may hold smaller, “odd lot” sizes.  Odd lots may trade at lower prices than round lots.

LXXIX.   The following section is added after the “Your Account – Account Policies – Accounts with Low Balances” section:

Redemptions

Typically, the Fund uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet all redemption needs.  In unusual circumstances or under stressed market conditions, the Fund may use other methods to meet redemptions, such as the use of lines of credit or interfund lending in reliance on exemptive relief from the SEC.  Also, see “Account Policies – Redemptions in Kind” for information regarding redemption requests that exceed $250,000 or 1% of the value of the Fund’s assets, whichever is less.

LXXX.    The following bullet point replaces the first bullet point under the “Your Account – Account Policies – Additional Policies” section:

•     Typically, redemptions are processed by the next business day provided the redemption request is received in proper form and good order, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund or there is another cause for delay (for example, if you sell shares recently purchased, proceeds may be delayed until your check, draft or wire/electronic funds transfer has cleared).

Please keep this supplement with your prospectus for future reference.

GOF SA3 06/17

SUPPLEMENT DATED JUNE 12, 2017

TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

OF EACH OF THE FUNDS LISTED BELOW

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin K2 Global Macro Opportunities Fund

Franklin K2 Long Short Credit Fund

Franklin Pelagos Commodities Strategy Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Ultra-Short Tax-Free Income Fund

Franklin Custodian Funds

Franklin Dynatech Fund

Franklin Focused Growth Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Franklin LifeSmart™ Retirement Income Fund

Franklin LifeSmart™ 2020 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2030 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2040 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin LifeSmart™ 2055 Retirement Target Fund

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Franklin NextStep Conservative Fund

Franklin NextStep Moderate Fund

Franklin NextStep Growth Fund

Franklin Payout 2017 Fund

Franklin Payout 2018 Fund

Franklin Payout 2019 Fund

Franklin Payout 2020 Fund

Franklin Payout 2021 Fund

Franklin Payout 2022 Fund

Franklin Payout 2023 Fund

Franklin Global Trust

Franklin Emerging Markets Debt Opportunities Fund

Franklin Global Listed Infrastructure Fund

Franklin Global Real Estate Fund

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Franklin Gold and Precious Metals Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Flexible Alpha Fund

Franklin Focused Core Equity Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin New York Tax-Free Income Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Templeton Global Trust

Templeton Global Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund

Franklin Templeton Money Fund Trust

Franklin Templeton U.S. Government Money Fund

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Franklin Balance Sheet Investment Fund

Franklin Microcap Value Fund

Franklin Midcap Value Fund

Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Money Market Portfolio

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Global Investment Trust

Templeton Dynamic Equity Fund

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Foreign Smaller Companies Fund

Templeton Frontier Markets Fund

Templeton Global Balanced Fund

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Institutional Funds

Emerging Markets Series

Foreign Smaller Companies Series

Global Equity Series

International Equity Series

The Statement of Additional Information (SAI) is amended as follows:

I.              For the Franklin Income Fund, the following is added to the “Goals, Strategies and Risks - Glossary of Investments, Techniques, Strategies and Their Risks – Convertible securities” section of the SAI:

Contingent convertible securities (CoCos).  A contingent convertible security, or CoCo, is a hybrid debt security typically issued by a non-U.S. bank that, upon the occurrence of a specified trigger event, may be (i) convertible into equity securities of the issuer at a predetermined share price; or (ii) written down in liquidation value. Trigger events are identified in the documents that govern the CoCo and may include a decline in the issuer’s capital below a specified threshold level, an increase in the issuer’s risk weighted assets, the share price of the issuer falling to a particular level for a certain period of time and certain regulatory events, such as a change in regulatory capital requirements. CoCos are designed to behave like bonds in times of economic health yet absorb losses when the trigger event occurs.

With respect to CoCos that provide for conversion of the CoCo into common shares of the issuer in the event of a trigger event, the conversion would deepen the subordination of the investor, subjecting the Fund to a greater risk of loss in the event of bankruptcy. In addition, because the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all). With respect to CoCos that provide for the write down in liquidation value of the CoCo in the event of a trigger event, it is possible that the liquidation value of the CoCo may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital levels below a specified threshold, the liquidation value of the CoCo may be reduced in whole or in part. The write-down of the CoCo’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the CoCo is based on par value. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer for any reason or may be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves.

CoCos are subject to the credit, interest rate, high yield securities, foreign securities and market risks associated with bonds and equity securities, and to the risks specific to convertible securities in general. They are also subject to other specific risks. CoCos typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure, which increases the risk that the Fund may experience a loss. In certain scenarios, investors in CoCos may suffer a loss of capital ahead of equity holders or when equity holders do not. CoCos are generally speculative and the prices of CoCos may be volatile. There is no guarantee that the Fund will receive return of principal on CoCos.

II.             For the Franklin Income Fund, the following is added to the “Goals, Strategies and Risks - Glossary of Investments, Techniques, Strategies and Their Risks” section of the SAI:

Municipal securities  Municipal securities are issued by U.S. state and local governments and their agencies, instrumentalities, authorities and political subdivisions, as well as by the District of Columbia and U.S. territories and possessions. The issuer pays a fixed, floating or variable rate of interest, and must repay the amount borrowed (the "principal") at maturity. Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local government, specific projects or public facilities.

Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are debt securities payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. As a result, an investment in revenue obligations is subject to greater risk of delay or non-payment if revenue does not accrue as expected or if other conditions are not met for reasons outside the control of the Fund. Conversely, if revenue accrues more quickly than anticipated, the Fund may receive payment before expected and have difficulty re-investing the proceeds on equally favorable terms.

The value of the municipal securities may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue securities. In particular, economic, legislative, regulatory or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of the Fund's investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers. There will be a limited market for certain municipal securities, and the Fund could face illiquidity risks.

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III.            For all Funds, the first paragraph of the “Liquidity” risk under the “Goals, Strategies and Risks - Glossary of Investments, Techniques, Strategies and Their Risks” section of the SAI is replaced with the following:

Liquidity  Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer's financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may also be subject to greater liquidity risk than if the issuer's securities were more widely held. The Fund may also need to sell some of the Fund's more liquid securities when it otherwise would not do so in order to meet redemption requests, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security's market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices.  In addition, prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may purchase, hold or sell smaller, “odd lot” sizes, which may be harder to sell.  Odd lots may trade at lower prices than round lots, which may affect the Fund’s ability to accurately value its investments.

IV.           For all Funds, the information under the “Officers and Trustees – Interested Board Members and Officers” section of the SAI regarding Laura F. Fergerson is replaced with the following:

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since June 2017	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Senior Vice President, U.S. Fund Administration Reporting & Fund Tax, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

V.            For all of the Templeton Funds, the information under the “Officers and Trustees – Interested Board Members and Officers” section of the SAI regarding Mark H. Otani is replaced with the following:

Robert G. Kubilis (1973) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since June 2017	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of eighteen of the investment companies in Franklin Templeton Investments.

VI.           For Templeton Developing Markets Trust, Templeton China World Fund and Templeton Institutional Funds, the information under the “Officers and Trustees – Interested Board Members and Officers” section of the SAI regarding Dr. Mark Mobius is deleted.  In addition, the following information is added for Templeton Developing Markets Trust and Templeton China World Fund:

Stephen H. Dover (1961) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer - Investment Management	Since June 2017	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Chief Investment Officer, Templeton Emerging Market Group; Executive Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in Franklin Templeton Investments.

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VII.          For Franklin Alternative Strategies Funds, the information under the “Officers and Trustees – Interested Board Members and Officers” section of the SAI regarding William Yun is replaced with the following:

Madison S. Gulley (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	President and Chief Executive Officer - Investment Management	Since June 2017	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Executive Vice President, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Templeton Institutional, LLC; Templeton Global Advisors Limited and Templeton Investment Counsel, LLC; Senior Vice President, Franklin Templeton Companies, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of one of the investment companies in Franklin Templeton Investments.

VIII.         Effective on July 1, 2017, for Franklin Value Investors Trust, the information under the “Officers and Trustees – Interested Board Members and Officers” section of the SAI regarding Donald G. Taylor is replaced with the following::

Peter Langerman (1955) 101 John F. Kennedy Parkway Short Hills, NJ 07078-2789	President and Chief Executive Officer - Investment Management	Since July 2017	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Chairman of the Board, Chief Executive Officer and President, Franklin Mutual Advisers, LLC; officer and/or director, as the case may be, of four of the investment companies in Franklin Templeton Investments.

IX.           For Templeton Growth Fund, Inc., the first paragraph under the section “Officers and Directors – Board committees” is replaced with the following:

Board committees  The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Fund's independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Fund's financial reports and internal controls. The Audit Committee is comprised of the following independent directors of the Fund: Ann Torre Bates, J. Michael Luttig, David W. Niemiec and Constantine D. Tseretopoulos. The Nominating Committee is comprised of the following independent directors of the Fund: Edith E. Holiday, J. Michael Luttig and Larry D. Thompson.

X.            For Templeton Global Smaller Companies Fund, the dollar range of securities owned for Harlan Hodes under “Management and Other Services – Portfolio managers – Ownership of Fund shares” is revised to be in the $100,001-$500,000 range.

XI.           For the Templeton Growth Fund, Inc., the first paragraph under the section “Management and Other Services – Administrator and services provided” is replaced with the following:

Administrator and services provided  Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager and principal underwriter.

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XII.          For the Templeton World Fund and Templeton Foreign Fund, the first paragraph under the section “Management and Other Services – Administrator and services provided” is replaced with the following:

Administrator and services provided  Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager and principal underwriter.

XIII.         For all Funds, as applicable, the “Buying and Selling Shares - Dealer and financial intermediary compensation” section is replaced with the following:

Purchases of Certain Share Classes through Financial Intermediaries (Class R6 and Advisor Class) There are no associated sales charges or Rule 12b-1 distribution and service fees for the purchase of Class R6 and Advisor Class shares.  However, pursuant to SEC guidance, certain financial intermediaries acting as agents on behalf of their customers may directly impose on shareholders sales charges or transaction fees determined by the financial intermediary related to the purchase of these shares.   These charges and fees are not disclosed in this prospectus.  You should consult with your financial advisor or visit your financial intermediary’s website for more information.

The Fund’s service providers also may pay financial intermediaries for marketing support and other related services as disclosed below for Advisor Class shares, but not for Class R6 shares.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend one share class over another. There is some uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Advisor Class shares where a financial intermediary has imposed its own sales charges or transaction fees.  Based on future regulatory developments, such payments may be terminated.

Financial intermediary compensation Financial intermediaries may at times receive the entire sales charge. A financial intermediary who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the financial intermediary compensation table in the Fund’s prospectus.

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% (for mutual funds with a maximum initial sales charge of 5.75%) and 0.75% (for mutual funds with a maximum initial sales charge less than 5.75%) on sales of $1 million or more but less than $4 million, plus 0.50% on sales of $4 million or more but less than $50 million, plus 0.25% on sales of $50 million or more. Consistent with the provisions and limitations set forth in its Class A Rule 12b-1 distribution plan, the Fund may reimburse Distributors for the cost of these commission payments.

These payments may be made in the form of contingent advance payments, which may be recovered from the financial intermediary or set off against other payments due to the financial intermediary if shares are sold within 18 months of the calendar month of purchase. Other conditions may apply. Other terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the financial intermediary.

In addition to the sales charge payments described above and the distribution and service (12b-1) fees described below under “The Underwriter - Distribution and service (12b-1) fees,” Distributors and/or its non-fund affiliates may make the following additional payments to financial intermediaries that sell shares of Franklin Templeton mutual funds:

Marketing support payments (applicable to all classes of shares except Class R6). Distributors may make payments to certain financial intermediaries in connection with their efforts to educate financial advisors and provide services which may facilitate, directly or indirectly, investment in Franklin Templeton mutual funds.  A financial intermediary’s marketing support services may include business planning assistance, advertising, educating financial intermediary personnel about Franklin Templeton mutual funds and shareholder financial planning needs, placement on the financial intermediary’s list of offered funds, and access to sales meetings, sales representatives and management representatives of the financial intermediary. Distributors compensates financial intermediaries differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the financial intermediary. Such compensation may include financial assistance to financial intermediaries that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other financial intermediary-sponsored events. These payments may vary depending upon the nature of the event. Distributors will, on an annual basis, determine whether to continue such payments. In the case of any one financial intermediary, marketing support payments will generally not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that financial intermediary, on an annual basis. For a financial intermediary exceeding $15 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments exceeding 0.05% of such assets.  For a financial intermediary exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to make annual marketing support payments up to a limit of 0.06% of such assets. Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

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Distributors may also make marketing support payments to financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans that have retained such financial intermediaries as plan service providers. Payments may be made on account of activities that may include, but are not limited to, one or more of the following: business planning assistance for financial intermediary personnel, educating financial intermediary personnel about Franklin Templeton mutual funds, access to sales meetings, sales representatives, wholesalers, and management representatives of the financial intermediary, and detailed sales reporting. A financial intermediary may perform the services itself or may arrange with a third party to perform the services. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis. Distributors will, on an annual basis, determine whether to continue such payments.

Consistent with the provisions and limitations set forth in its Rule 12b-1 distribution plans, the Fund may reimburse Distributors for the cost of a portion of these marketing support payments.

Marketing support payments may be in addition to any servicing and other fees paid by Investor Services, as described further below and under “Management and Other Services – Shareholder servicing and transfer agent” above.

The following list includes FINRA member firms (or, in some instances, their respective affiliates) that, as of March 31, 2017, Distributors anticipates will receive marketing support payments. Any firm indicated by one asterisk receives annual marketing support payments exceeding 0.05% of the total assets of Franklin Templeton mutual funds attributable to that firm.  Any firm indicated by two asterisks receives annual marketing support payments of up to a limit of 0.06% of the total assets of Franklin Templeton mutual funds attributable to that firm. In addition to member firms of FINRA, Distributors also makes marketing support payments, and Distributors’ non-fund affiliates may make administrative services payments, to certain other financial intermediaries, such as banks, insurance companies, and plan administrators, that sell mutual fund shares or provide services to Franklin Templeton mutual funds and shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.

1st Global Capital Corporation, ADP Retirement Services, American Portfolios Financial Services, Inc., American Enterprise Investment Services, Inc., American United Life Insurance Company, Ascensus, Inc., AXA Advisors, LLC, BBVA Securities, Inc., Benjamin F. Edwards & Company, Inc., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Cetera Advisors LLC, Cetera Advisor Networks LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Citigroup Global Markets Inc., Citizens Securities, Inc., Commonwealth Financial Network, CUNA Brokerage Services, Inc., CUSO Financial Services, L.P., Digital Retirement Solutions, Edward D. Jones & Co., L.P. (dba Edward Jones)**, Empower Retirement, ePlan Services, Inc., Fidelity Investments Institutional Services Company, Inc., Fifth Third Securities, Inc., First Allied Securities, Inc., First Command Financial Planning, Inc., FSC Securities Corporation, Girard Securities, Inc., Goldman, Sachs & Co., Group 3 Financial, LLC, IFC Holdings Inc. D/B/A INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Inc., J.J.B. Hilliard, W.L. Lyons LLC, J.P. Morgan Securities LLC, Janney Montgomery Scott LLC, John Hancock Distributors LLC, KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Financial Securities Corporation, Lincoln Investment Planning, Inc., Lincoln Retirement Services Company LLC, LPL Financial LLC, M&T Securities, Inc., Massachusetts Mutual Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith, Inc., Minnesota Life Insurance Company, MML Investors Services, LLC, Morgan Stanley, MSCS Financial Services LLC, National Planning Corporation, Nationwide Financial Services, Inc., Newport Retirement Services, Inc., Northwestern Mutual Investment Services, LLC, Paychex Securities Corporation, PFS Investments Inc., PNC Investments LLC, Principal Financial Group, Prudential Insurance Company of America, Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets LLC, Richard D. Schubert, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., SagePoint Financial, Inc., Santander Securities LLC, Securities America, Inc., Securities Service Network, Inc., Signator Investors, Inc., SII Investments, Inc., Sorrento Pacific Financial, LLC, Stifel, Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., TD Ameritrade Trust Company, TFS Securities, Inc., The Huntington Investment Company, TIAA-CREF Individual & Institutional Services, LLC, Transamerica Advisors Life Insurance Company, Transamerica Retirement Solutions Corporation, Triad Advisors, Inc., UBS Financial Services Inc., UnionBanc Investment Services, LLC, U.S. Bancorp Investments, Inc., Voya Financial Advisors, Inc., Voya Institutional Plan Services LLP, Wells Fargo Advisors, LLC and Woodbury Financial Services, Inc.

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Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed the above-stated limitation.

In addition to marketing support payments, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Distributors may from time to time at its expense make or allow other promotional incentives or additional payments to financial intermediaries that sell or arrange for the sale of shares of the Fund.  These payments may include additional compensation to financial intermediaries, including financial intermediaries not listed above, related to transaction support, various financial intermediary-sponsored events intended to educate financial advisers and their clients about the Franklin Templeton mutual funds, and data analytics and support.

Transaction support payments. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary or one-time payments for ancillary services such as setting up mutual funds on a financial intermediary’s mutual fund trading system.

Conference support payments.  Compensation may include financial assistance to financial intermediaries that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events, co-operative advertising, newsletters, and other financial intermediary-sponsored events. These payments may vary depending upon the nature of the event, and can include travel expenses, such as lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting and due diligence trips.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton mutual funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton mutual funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, registered representatives’ expenses in attending these meetings may be covered by Distributors.

Data support payments.  Compensation may include data support payments to certain holders or financial intermediaries of record for accounts in one or more of the Franklin Templeton mutual funds. A financial intermediary’s data support services may include the provision of analytical data on such accounts.

Other payments. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. Distributors makes payments for events it deems appropriate, subject to Distributors’ guidelines and applicable law.

You should ask your financial intermediary for information about any payments it receives from Distributors and any services provided.

In addition, Investor Services may make payments to financial intermediaries that provide administrative services to defined benefit plans. Investor Services does not seek reimbursement by the Fund for such payments.

Please keep this supplement with your Statement of Additional Information for future reference.

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